Income taxes (Details) - CHF (SFr) SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
Deferred tax assets	SFr 0				SFr 0				SFr 0	SFr 0	SFr 0
Deferred tax liabilities	0				0				0	0	0
Income tax expense reconciled to Income / (loss) [Abstract]
Loss before income tax									(50,951)	(26,411)	(7,096)
Tax benefit calculated at the statutory rate of 20.6% (20.5% for 2017 and 21% for 2016)									(10,507)	(5,420)	(1,504)
Permanent differences									334	40	(166)
Effect of unrecognized carry forward tax loss									0	0	0
Effect of unused tax losses and tax offsets not recognized as deferred tax assets									10,173	5,380	1,670
Effective income tax rate benefit / (expense)	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0
Corporate tax rate									20.60%	20.50%	21.00%